Schedule of currency exchange rates (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 RM / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 RM / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 RM / shares
Accounting Policies [Abstract]
Year-end spot rate | (per share)	$ 0.7320	$ 1.00	RM 3.2862	$ 0.7580	$ 1.00	RM 3.4819	$ 0.7460	$ 1.00	RM 3.2860
Average rate | (per share)	$ 0.7482	$ 1.00	RM 3.4112	$ 0.7447	$ 1.00	RM 3.40002	$ 0.7241	$ 1.00	RM 3.1917